Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000132936 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000132936 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000132936 [Member] | D R Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
C000132936 [Member] | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
C000132936 [Member] | Brookfield Asset Management Ltd Class A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000132936 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
C000132936 [Member] | Clear Secure Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[1]
C000132936 [Member] | Aurora Innovation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[1]
C000132936 [Member] | DraftKings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[1]
C000132936 [Member] | Crowdstrike Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[1]
C000132936 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
C000132936 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%	[1]
C000132936 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[1]
C000132936 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
C000132936 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[1]
C000132936 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[1]
C000132936 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000132936 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[1]
C000132936 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%	[1]
C000132936 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000156527 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[2]
C000156527 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[2]
C000156527 [Member] | D R Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[2]
C000156527 [Member] | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[2]
C000156527 [Member] | Brookfield Asset Management Ltd Class A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[2]
C000156527 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[2]
C000156527 [Member] | Clear Secure Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[2]
C000156527 [Member] | Aurora Innovation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[2]
C000156527 [Member] | DraftKings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[2]
C000156527 [Member] | Crowdstrike Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[2]
C000156527 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[2]
C000156527 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%	[2]
C000156527 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[2]
C000156527 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[2]
C000156527 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[2]
C000156527 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[2]
C000156527 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[2]
C000156527 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[2]
C000156527 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%	[2]
C000156527 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2]
C000132937 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000132937 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3]
C000132937 [Member] | D R Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[3]
C000132937 [Member] | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[3]
C000132937 [Member] | Brookfield Asset Management Ltd Class A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[3]
C000132937 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[3]
C000132937 [Member] | Clear Secure Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[3]
C000132937 [Member] | Aurora Innovation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[3]
C000132937 [Member] | DraftKings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[3]
C000132937 [Member] | Crowdstrike Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[3]
C000132937 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[3]
C000132937 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%	[3]
C000132937 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[3]
C000132937 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[3]
C000132937 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[3]
C000132937 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[3]
C000132937 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3]
C000132937 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[3]
C000132937 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%	[3]
C000132937 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000003881 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[4]
C000003881 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[4]
C000003881 [Member] | D R Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[4]
C000003881 [Member] | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[4]
C000003881 [Member] | Brookfield Asset Management Ltd Class A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[4]
C000003881 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[4]
C000003881 [Member] | Clear Secure Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[4]
C000003881 [Member] | Aurora Innovation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[4]
C000003881 [Member] | DraftKings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[4]
C000003881 [Member] | Crowdstrike Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[4]
C000003881 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[4]
C000003881 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%	[4]
C000003881 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[4]
C000003881 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[4]
C000003881 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[4]
C000003881 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[4]
C000003881 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[4]
C000003881 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[4]
C000003881 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%	[4]
C000003881 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[4]
C000003882 [Member] | RB Global Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000003882 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000003882 [Member] | Axogen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000003882 [Member] | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[5]
C000003882 [Member] | Hinge Health Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[5]
C000003882 [Member] | Definium Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[5]
C000003882 [Member] | Veracyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
C000003882 [Member] | StandardAero Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000003882 [Member] | Turning Point Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000003882 [Member] | Generac Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000003882 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[5]
C000003882 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[5]
C000003882 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%	[5]
C000003882 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[5]
C000003882 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[5]
C000003882 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[5]
C000003882 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000003882 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%	[5]
C000003882 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%	[5]
C000003882 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
C000132941 [Member] | RB Global Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[6]
C000132941 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[6]
C000132941 [Member] | Axogen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[6]
C000132941 [Member] | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[6]
C000132941 [Member] | Hinge Health Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[6]
C000132941 [Member] | Definium Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[6]
C000132941 [Member] | Veracyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[6]
C000132941 [Member] | StandardAero Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
C000132941 [Member] | Turning Point Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
C000132941 [Member] | Generac Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
C000132941 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[6]
C000132941 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[6]
C000132941 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%	[6]
C000132941 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[6]
C000132941 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[6]
C000132941 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[6]
C000132941 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
C000132941 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%	[6]
C000132941 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%	[6]
C000132941 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[6]
C000132940 [Member] | RB Global Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000132940 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[7]
C000132940 [Member] | Axogen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[7]
C000132940 [Member] | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[7]
C000132940 [Member] | Hinge Health Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000132940 [Member] | Definium Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000132940 [Member] | Veracyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[7]
C000132940 [Member] | StandardAero Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000132940 [Member] | Turning Point Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000132940 [Member] | Generac Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000132940 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[7]
C000132940 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[7]
C000132940 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%	[7]
C000132940 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[7]
C000132940 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[7]
C000132940 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[7]
C000132940 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000132940 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%	[7]
C000132940 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%	[7]
C000132940 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000156528 [Member] | RB Global Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[8]
C000156528 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[8]
C000156528 [Member] | Axogen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[8]
C000156528 [Member] | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[8]
C000156528 [Member] | Hinge Health Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[8]
C000156528 [Member] | Definium Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[8]
C000156528 [Member] | Veracyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[8]
C000156528 [Member] | StandardAero Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[8]
C000156528 [Member] | Turning Point Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[8]
C000156528 [Member] | Generac Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[8]
C000156528 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[8]
C000156528 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[8]
C000156528 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%	[8]
C000156528 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[8]
C000156528 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[8]
C000156528 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[8]
C000156528 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[8]
C000156528 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%	[8]
C000156528 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%	[8]
C000156528 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[8]
C000132939 [Member] | RB Global Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[9]
C000132939 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[9]
C000132939 [Member] | Axogen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[9]
C000132939 [Member] | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[9]
C000132939 [Member] | Hinge Health Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[9]
C000132939 [Member] | Definium Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[9]
C000132939 [Member] | Veracyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[9]
C000132939 [Member] | StandardAero Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[9]
C000132939 [Member] | Turning Point Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[9]
C000132939 [Member] | Generac Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[9]
C000132939 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[9]
C000132939 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[9]
C000132939 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%	[9]
C000132939 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[9]
C000132939 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[9]
C000132939 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[9]
C000132939 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[9]
C000132939 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%	[9]
C000132939 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%	[9]
C000132939 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[9]
C000132942 [Member] | Caesars Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[10]
C000132942 [Member] | Adeia Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[10]
C000132942 [Member] | Dollar Tree Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[10]
C000132942 [Member] | BlackBerry Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[10]
C000132942 [Member] | PDF Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[10]
C000132942 [Member] | VSE Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[10]
C000132942 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[10]
C000132942 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[10]
C000132942 [Member] | Envista Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[10]
C000132942 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[10]
C000132942 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[10]
C000132942 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[10]
C000132942 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[10]
C000132942 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[10]
C000132942 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[10]
C000132942 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[10]
C000132942 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[10]
C000132942 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%	[10]
C000132942 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[10]
C000132942 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[10]
C000132942 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[10]
C000156529 [Member] | Caesars Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[11]
C000156529 [Member] | Adeia Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[11]
C000156529 [Member] | Dollar Tree Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[11]
C000156529 [Member] | BlackBerry Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[11]
C000156529 [Member] | PDF Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[11]
C000156529 [Member] | VSE Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[11]
C000156529 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[11]
C000156529 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[11]
C000156529 [Member] | Envista Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[11]
C000156529 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[11]
C000156529 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[11]
C000156529 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[11]
C000156529 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[11]
C000156529 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[11]
C000156529 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[11]
C000156529 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[11]
C000156529 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[11]
C000156529 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%	[11]
C000156529 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[11]
C000156529 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[11]
C000156529 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[11]
C000132943 [Member] | Caesars Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[12]
C000132943 [Member] | Adeia Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[12]
C000132943 [Member] | Dollar Tree Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[12]
C000132943 [Member] | BlackBerry Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[12]
C000132943 [Member] | PDF Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[12]
C000132943 [Member] | VSE Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[12]
C000132943 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[12]
C000132943 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[12]
C000132943 [Member] | Envista Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[12]
C000132943 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[12]
C000132943 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[12]
C000132943 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[12]
C000132943 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[12]
C000132943 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[12]
C000132943 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[12]
C000132943 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[12]
C000132943 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[12]
C000132943 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%	[12]
C000132943 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[12]
C000132943 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[12]
C000132943 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[12]
C000003883 [Member] | Caesars Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[13]
C000003883 [Member] | Adeia Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[13]
C000003883 [Member] | Dollar Tree Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[13]
C000003883 [Member] | BlackBerry Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[13]
C000003883 [Member] | PDF Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[13]
C000003883 [Member] | VSE Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[13]
C000003883 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[13]
C000003883 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[13]
C000003883 [Member] | Envista Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[13]
C000003883 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[13]
C000003883 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[13]
C000003883 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[13]
C000003883 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[13]
C000003883 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[13]
C000003883 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[13]
C000003883 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[13]
C000003883 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[13]
C000003883 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%	[13]
C000003883 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[13]
C000003883 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[13]
C000003883 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[13]
C000132293 [Member] | Axogen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[14]
C000132293 [Member] | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[14]
C000132293 [Member] | Hinge Health Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[14]
C000132293 [Member] | Definium Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[14]
C000132293 [Member] | Veracyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[14]
C000132293 [Member] | Turning Point Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[14]
C000132293 [Member] | Consensus Cloud Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[14]
C000132293 [Member] | Apartment List Inc Series D [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[14]
C000132293 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[14]
C000132293 [Member] | Kadant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[14]
C000132293 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[14]
C000132293 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[14]
C000132293 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%	[14]
C000132293 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[14]
C000132293 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[14]
C000132293 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[14]
C000132293 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[14]
C000132293 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%	[14]
C000132293 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[14]
C000132293 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[14]
C000132293 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[14]
C000132296 [Member] | Axogen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[15]
C000132296 [Member] | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[15]
C000132296 [Member] | Hinge Health Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[15]
C000132296 [Member] | Definium Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[15]
C000132296 [Member] | Veracyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[15]
C000132296 [Member] | Turning Point Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[15]
C000132296 [Member] | Consensus Cloud Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[15]
C000132296 [Member] | Apartment List Inc Series D [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[15]
C000132296 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[15]
C000132296 [Member] | Kadant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[15]
C000132296 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[15]
C000132296 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[15]
C000132296 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%	[15]
C000132296 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[15]
C000132296 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[15]
C000132296 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[15]
C000132296 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[15]
C000132296 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%	[15]
C000132296 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[15]
C000132296 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[15]
C000132296 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[15]
C000132295 [Member] | Axogen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[16]
C000132295 [Member] | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[16]
C000132295 [Member] | Hinge Health Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[16]
C000132295 [Member] | Definium Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[16]
C000132295 [Member] | Veracyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[16]
C000132295 [Member] | Turning Point Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[16]
C000132295 [Member] | Consensus Cloud Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[16]
C000132295 [Member] | Apartment List Inc Series D [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[16]
C000132295 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[16]
C000132295 [Member] | Kadant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[16]
C000132295 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[16]
C000132295 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[16]
C000132295 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%	[16]
C000132295 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[16]
C000132295 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[16]
C000132295 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[16]
C000132295 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[16]
C000132295 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%	[16]
C000132295 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[16]
C000132295 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[16]
C000132295 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[16]
C000156530 [Member] | Axogen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[17]
C000156530 [Member] | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[17]
C000156530 [Member] | Hinge Health Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[17]
C000156530 [Member] | Definium Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[17]
C000156530 [Member] | Veracyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[17]
C000156530 [Member] | Turning Point Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[17]
C000156530 [Member] | Consensus Cloud Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[17]
C000156530 [Member] | Apartment List Inc Series D [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[17]
C000156530 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[17]
C000156530 [Member] | Kadant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[17]
C000156530 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[17]
C000156530 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[17]
C000156530 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%	[17]
C000156530 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[17]
C000156530 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[17]
C000156530 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[17]
C000156530 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[17]
C000156530 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%	[17]
C000156530 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[17]
C000156530 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[17]
C000156530 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[17]
C000132294 [Member] | Axogen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[18]
C000132294 [Member] | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[18]
C000132294 [Member] | Hinge Health Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[18]
C000132294 [Member] | Definium Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[18]
C000132294 [Member] | Veracyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[18]
C000132294 [Member] | Turning Point Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[18]
C000132294 [Member] | Consensus Cloud Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[18]
C000132294 [Member] | Apartment List Inc Series D [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[18]
C000132294 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[18]
C000132294 [Member] | Kadant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[18]
C000132294 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[18]
C000132294 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[18]
C000132294 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%	[18]
C000132294 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[18]
C000132294 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[18]
C000132294 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[18]
C000132294 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[18]
C000132294 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%	[18]
C000132294 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[18]
C000132294 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[18]
C000132294 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[18]

[1]	Figures are reported as a percentage of net assets.
[2]	Figures are reported as a percentage of net assets.
[3]	Figures are reported as a percentage of net assets.
[4]	Figures are reported as a percentage of net assets.
[5]	Figures are reported as a percentage of net assets.
[6]	Figures are reported as a percentage of net assets.
[7]	Figures are reported as a percentage of net assets.
[8]	Figures are reported as a percentage of net assets.
[9]	Figures are reported as a percentage of net assets.
[10]	Figures are reported as a percentage of net assets.
[11]	Figures are reported as a percentage of net assets.
[12]	Figures are reported as a percentage of net assets.
[13]	Figures are reported as a percentage of net assets.
[14]	Figures are reported as a percentage of net assets.
[15]	Figures are reported as a percentage of net assets.
[16]	Figures are reported as a percentage of net assets.
[17]	Figures are reported as a percentage of net assets.
[18]	Figures are reported as a percentage of net assets.